                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21121

                            Large-Cap Core Portfolio
                            ------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                December 31, 2003
                                -----------------
                             Date of Fiscal Year End

                                  June 30, 2003
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

LARGE-CAP CORE PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 100.4%

SECURITY                                  SHARES   VALUE
-------------------------------------------------------------
Aerospace & Defense -- 2.4%
-------------------------------------------------------------
General Dynamics Corp.                     1,650   $  119,625
Northrop Grumman Corp.                     1,200      103,548
-------------------------------------------------------------
                                                   $  223,173
-------------------------------------------------------------
Air Freight & Logistics -- 1.1%
-------------------------------------------------------------
FedEx Corp.                                1,570   $   97,387
-------------------------------------------------------------
                                                   $   97,387
-------------------------------------------------------------
Beverages -- 2.1%
-------------------------------------------------------------
Coca-Cola Company (The)                    1,900   $   88,179
PepsiCo, Inc.                              2,450      109,025
-------------------------------------------------------------
                                                   $  197,204
-------------------------------------------------------------
Biotechnology -- 3.5%
-------------------------------------------------------------
Amgen, Inc.(1)                             2,200   $  147,356
Biogen, Inc.(1)                            2,900      110,200
Genzyme Corp.(1)                           1,700       71,060
-------------------------------------------------------------
                                                   $  328,616
-------------------------------------------------------------
Capital Markets -- 5.2%
-------------------------------------------------------------
Franklin Resources, Inc.                   3,000   $  117,210
Goldman Sachs Group, Inc.                  1,900      159,125
Merrill Lynch & Co., Inc.                  4,400      205,392
-------------------------------------------------------------
                                                   $  481,727
-------------------------------------------------------------
Commercial Banks -- 8.1%
-------------------------------------------------------------
Bank of America Corp.                      1,600   $  126,448
Fifth Third Bancorp                        1,600       91,744
FleetBoston Financial Corp.                5,400      160,434
National Commerce Financial Corp.          6,700      148,673
Wachovia Corp.                             2,650      105,894
Wells Fargo & Co.                          2,350      118,440
-------------------------------------------------------------
                                                   $  751,633
-------------------------------------------------------------
Communications Equipment -- 1.8%
-------------------------------------------------------------
Cisco Systems, Inc.(1)                     4,600   $   76,314
Nokia Oyj ADR                              5,700       93,651
-------------------------------------------------------------
                                                   $  169,965
-------------------------------------------------------------
Computers & Peripherals -- 2.5%
-------------------------------------------------------------
International Business Machines Corp.      1,800   $  148,500
Lexmark International, Inc.(1)             1,160       82,093
-------------------------------------------------------------
                                                   $  230,593
-------------------------------------------------------------
SECURITY                                  SHARES   VALUE
-------------------------------------------------------------
Diversified Financial Services -- 1.8%
-------------------------------------------------------------
Citigroup, Inc.                            3,800   $  162,640
-------------------------------------------------------------
                                                   $  162,640
-------------------------------------------------------------
Diversified Telecommunication Services -- 1.9%
-------------------------------------------------------------
BCE, Inc.(2)                               3,900   $   90,129
Verizon Communications, Inc.               2,100       82,845
-------------------------------------------------------------
                                                   $  172,974
-------------------------------------------------------------
Electrical Equipment -- 1.9%
-------------------------------------------------------------
Emerson Electric Co.                       3,500   $  178,850
-------------------------------------------------------------
                                                   $  178,850
-------------------------------------------------------------
Electronic Equipment & Instruments -- 3.9%
-------------------------------------------------------------
Agilent Technologies, Inc.(1)              9,700   $  189,635
Flextronics International, Ltd.(1)(2)     16,700      173,513
-------------------------------------------------------------
                                                   $  363,148
-------------------------------------------------------------
Energy Equipment & Services -- 1.2%
-------------------------------------------------------------
Schlumberger Ltd.(2)                       1,525   $   72,544
Transocean, Inc.(1)                        1,800       39,546
-------------------------------------------------------------
                                                   $  112,090
-------------------------------------------------------------
Food & Staples Retailing -- 2.3%
-------------------------------------------------------------
Costco Wholesale Corp.(1)                  2,600   $   95,160
Wal-Mart Stores, Inc.                      2,150      115,390
-------------------------------------------------------------
                                                   $  210,550
-------------------------------------------------------------
Food Products -- 1.3%
-------------------------------------------------------------
Hershey Foods Corp.                        1,700   $  118,422
-------------------------------------------------------------
                                                   $  118,422
-------------------------------------------------------------
Health Care Providers & Services -- 0.7%
-------------------------------------------------------------
WebMD Corp.(1)                             6,000   $   64,980
-------------------------------------------------------------
                                                   $   64,980
-------------------------------------------------------------
Household Products -- 3.8%
-------------------------------------------------------------
Colgate-Palmolive Co.                      1,700   $   98,515
Kimberly-Clark Corp.                       2,900      151,206
Procter & Gamble Co.                       1,150      102,557
-------------------------------------------------------------
                                                   $  352,278
-------------------------------------------------------------
Insurance -- 3.8%
-------------------------------------------------------------
Berkshire Hathaway, Inc., Class B(1)          45   $  109,350
MetLife, Inc.                              2,870       81,278

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP CORE PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES   VALUE
-------------------------------------------------------------

Insurance (continued)
-------------------------------------------------------------
Progressive Corp., (The)                   2,150   $  157,165
-------------------------------------------------------------
                                                   $  347,793
-------------------------------------------------------------
IT Services -- 3.4%
-------------------------------------------------------------
Accenture Ltd., Class A(1)(2)              5,350   $   96,782
First Data Corp.                           5,200      215,488
-------------------------------------------------------------
                                                   $  312,270
-------------------------------------------------------------
Machinery -- 4.2%
-------------------------------------------------------------
Danaher Corp.                              1,550   $  105,478
Deere & Co.                                3,200      146,240
Illinois Tool Works, Inc.                  2,050      134,993
-------------------------------------------------------------
                                                   $  386,711
-------------------------------------------------------------
Media -- 13.3%
-------------------------------------------------------------
AOL Time Warner, Inc.(1)                  12,100   $  194,689
Clear Channel Communications, Inc.(1)      2,250       95,378
Comcast Corp., Class A(1)                  6,700      193,161
Cox Communications, Inc., Class A(1)       4,000      127,600
The Walt Disney Co.                        4,300       84,925
Thomson Corp. (The)(2)                     2,800       88,060
Tribune Co.                                2,400      115,920
Univision Communications, Inc.(1)          5,500      167,200
Viacom, Inc., Class B(1)                   3,770      164,598
-------------------------------------------------------------
                                                   $1,231,531
-------------------------------------------------------------
Metals & Mining -- 1.8%
-------------------------------------------------------------
Alcoa, Inc.                                6,400   $  163,200
-------------------------------------------------------------
                                                   $  163,200
-------------------------------------------------------------
Multiline Retail -- 2.9%
-------------------------------------------------------------
Kohl's Corp.(1)                            2,000   $  102,760
Target Corp.                               4,500      170,280
-------------------------------------------------------------
                                                   $  273,040
-------------------------------------------------------------
Oil & Gas -- 5.9%
-------------------------------------------------------------
Anadarko Petroleum Corp.                   2,020   $   89,829
BP PLC ADR                                 2,020       84,880
Burlington Resources, Inc.                 1,250       67,588
ConocoPhillips                             1,650       90,420
Exxon Mobil Corp.                          3,410      122,453
Total SA ADR                               1,200       90,960
-------------------------------------------------------------
                                                   $  546,130
-------------------------------------------------------------
SECURITY                                  SHARES   VALUE
-------------------------------------------------------------
Personal Products -- 1.2%
-------------------------------------------------------------
Gillette Co.                               3,480   $  110,873
-------------------------------------------------------------
                                                   $  110,873
-------------------------------------------------------------
Pharmaceuticals -- 10.5%
-------------------------------------------------------------
Abbott Laboratories                        3,500   $  153,160
Forest Laboratories, Inc.(1)               3,200      175,200
Johnson & Johnson Co.                      2,200      113,740
Lilly (Eli) & Co.                          1,700      117,249
Merck & Co., Inc.                          1,400       84,770
Pfizer, Inc.                               4,970      169,726
Teva Pharmaceutical Industries Ltd. ADR    2,800      159,404
-------------------------------------------------------------
                                                   $  973,249
-------------------------------------------------------------
Semiconductors & Semiconductor Equipment -- 1.7%
-------------------------------------------------------------
Microchip Technology, Inc.                 6,400   $  156,800
-------------------------------------------------------------
                                                   $  156,800
-------------------------------------------------------------
Software -- 2.2%
-------------------------------------------------------------
Microsoft Corp.                            8,020   $  205,392
-------------------------------------------------------------
                                                   $  205,392
-------------------------------------------------------------
Specialty Retail -- 4.0%
-------------------------------------------------------------
Best Buy Co., Inc.(1)                      3,200   $  140,544
Staples, Inc.(1)                           7,800      143,130
TJX Companies, Inc.                        4,700       88,548
-------------------------------------------------------------
                                                   $  372,222
-------------------------------------------------------------
Total Common Stocks
   (identified cost $8,567,055)                    $9,295,441
-------------------------------------------------------------
Total Investments -- 100.4%
   (identified cost $8,567,055)                    $9,295,441
-------------------------------------------------------------
Other Assets, Less Liabilities -- (0.4)%           $  (36,189)
-------------------------------------------------------------
Net Assets -- 100.0%                               $9,259,252
-------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.
 (2)  Foreign security.

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP CORE PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
----------------------------------------------------
Investments, at value
   (identified cost, $8,567,055)          $9,295,441
Cash                                          56,609
Receivable for investments sold              258,657
Interest and dividends receivable              8,852
Tax reclaim receivable                           345
----------------------------------------------------
TOTAL ASSETS                              $9,619,904
----------------------------------------------------

Liabilities
----------------------------------------------------
Payable for investments purchased         $  341,750
Payable to affiliate for Trustees' fees          164
Accrued expenses                              18,738
----------------------------------------------------
TOTAL LIABILITIES                         $  360,652
----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $9,259,252
----------------------------------------------------

Sources of Net Assets
----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $8,530,863
Net unrealized appreciation (computed on
   the basis of identified cost)             728,389
----------------------------------------------------
TOTAL                                     $9,259,252
----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
---------------------------------------------------
Dividends (net of foreign taxes, $1,443)  $  45,991
Interest                                      1,189
---------------------------------------------------
TOTAL INVESTMENT INCOME                   $  47,180
---------------------------------------------------

Expenses
---------------------------------------------------
Investment adviser fee                    $  22,111
Trustees' fees and expenses                      99
Custodian fee                                18,339
Legal and accounting services                 9,624
Miscellaneous                                 1,379
---------------------------------------------------
TOTAL EXPENSES                            $  51,552
---------------------------------------------------

NET INVESTMENT LOSS                       $  (4,372)
---------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(141,927)
   Foreign currency transactions                 33
---------------------------------------------------
NET REALIZED LOSS                         $(141,894)
---------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 759,701
   Foreign currency                               8
---------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 759,709
---------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 617,815
---------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 613,443
---------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP CORE PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     PERIOD ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002(1)
--------------------------------------------------------------------------------
From operations --
   Net investment loss                    $         (4,372) $            (25,235)
   Net realized loss                              (141,894)              (33,738)
   Net change in unrealized appreciation
      (depreciation)                               759,709               (31,320)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $        613,443  $            (90,293)
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      5,703,317  $          6,421,283
   Withdrawals                                  (2,756,266)             (732,242)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $      2,947,051  $          5,689,041
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      3,560,494  $          5,598,748
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                    $      5,698,758  $            100,010
--------------------------------------------------------------------------------
AT END OF PERIOD                          $      9,259,252  $          5,698,758
--------------------------------------------------------------------------------

 (1) For the period from the start of business, September 9, 2002, to December 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP CORE PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED
                                  JUNE 30, 2003       PERIOD ENDED
                                  (UNAUDITED)         DECEMBER 31, 2002(1)
------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              1.52%(2)                4.48%(2)
   Expenses after custodian
      fee reduction                      1.52%(2)                4.47%(2)
   Net investment loss                  (0.13)%(2)              (3.03)%(2)
Portfolio Turnover                         47%                     11%
------------------------------------------------------------------------------
TOTAL RETURN(3)                          8.50%                  (0.73)%
------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $9,259                  $5,699
------------------------------------------------------------------------------

 (1) For the period from the start of business, September 9, 2002, to December 31, 2002.
 (2)  Annualized.
 (3)  Total return is not computed on an annualized basis.

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP CORE PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Large-Cap Core Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 18, 2002, seeks to achieve total return by investing in a broadly diversified selection of equity securities, seeking companies with above-average growth and financial strength. The Portfolio normally invests at least 80% of its assets in large-cap companies, which are companies with a market capitalization equal to or greater than the median capitalization of companies included in the Standard & Poor's 500 Index. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At June 30, 2003, the Eaton Vance Large-Cap Core Fund held an approximate 98.8% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Put Options -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F Securities Sold Short -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the

LARGE-CAP CORE PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 G Foreign Currency Translation -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade-date basis.

 K Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.650% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2003, the advisory fee amounted to $22,111. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $6,435,838 and $3,100,352, respectively, for the six months ended June 30, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $8,567,055
    ----------------------------------------------------
    Gross unrealized appreciation             $  776,196
    Gross unrealized depreciation                (47,810)
    ----------------------------------------------------
    NET UNREALIZED APPRECIATION               $  728,386
    ----------------------------------------------------

LARGE-CAP CORE PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at June 30, 2003.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the six months ended June 30, 2003.

7 Interestholder Meeting
-------------------------------------------
   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                              INTEREST IN THE PORTFOLIO
                                              -------------------------
    NOMINEE FOR TRUSTEE                        AFFIRMATIVE    WITHHOLD
    -------------------------------------------------------------------
    Jessica M. Bibliowicz                             79%          21%
    Donald R. Dwight                                  79%          21%
    James B. Hawkes                                   79%          21%
    Samuel L. Hayes, III                              79%          21%
    William H. Park                                   79%          21%
    Norton H. Reamer                                  79%          21%
    Lynn A. Stout                                     79%          21%

   Results are rounded to nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

INVESTMENT MANAGEMENT

LARGE-CAP CORE PORTFOLIO

Officers

Duncan W. Richardson
President & Portfolio Manager

Lewis R. Piantedosi
Vice President & Portfolio
Manager

Michelle A. Alexander
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company

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owning institutional investment management firms). Mr. Hayes is the Jacob H.
Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LARGE-CAP CORE PORTFOLIO


By:   /s/ Duncan W. Richardson
      ------------------------
      Duncan W. Richardson
      President


Date: August 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Michelle A. Alexander
      -------------------------
      Michelle A. Alexander
      Treasurer


Date: August 18, 2003

By:   /s/ Duncan W. Richardson
      ------------------------
      Duncan W. Richardson
      President


Date: August 18, 2003